RESTRUCTURING OF JAPAN OPERATIONS	12 Months Ended
Dec. 31, 2015
RESTRUCTURING OF JAPAN OPERATIONS [Abstract]
RESTRUCTURING OF JAPAN OPERATIONS
NOTE 4	-	RESTRUCTURING OF JAPAN OPERATIONS

During 2014, the Company decided to restructure its business and activities in Japan. In connection with this restructuring, the Company ceased the operations of TJP's fab as well as terminated vendors and other agreements, released for sale TJP's fab assets and terminated TJP's work force. In addition, the Company moved certain customers and a product from TJP to the Company's other fabrication facilities in Japan, US and Israel.

The net restructuring and asset impairment charges (credits) in the consolidated statements of operations totaled to impairment charges of $47,472 and $(2,641) and restructuring costs of $8,028 and $1,650 in the years ended December 31, 2014 and 2015, respectively.

Changes in TJP facility closure related accruals for the years ended December 31, 2014 and 2015 were as follows:

	Asset impairment and related costs (*)	Other restructuring	Total
Assets impairment and other restructuring charges	$47,472	$8,028	$55,500
Charges against accrual	(46,276)	--	(46,276)
Cash payments	--	(4,621)	(4,621)
Accrued balance as of December 31, 2014	$1,196	$3,407	$4,603
Assets impairment related costs and other restructuring charges	3,200	4,116	7,316
Reduction of prior accrual and impairment	(5,841)	(2,466)	(8,307)
Charges against accrual	5,841	--	5,841
Cash payments	(1,296)	(3,113)	(4,409)
Accrued balance as of December 31, 2015	$3,100	$1,944	$5,044

(*)	Charges associated with asset impairment represent the write-down of the related assets to their new fair value and are recorded concurrently with the recognition of the accrual.